Capital Stock and Changes in Capital Accounts, Equity Incentive Plan (Details) - 2021 Equity Incentive Plan [Member] - USD ($) $ in Thousands						6 Months Ended
	Apr. 15, 2024	Mar. 07, 2024	Feb. 21, 2024	Mar. 07, 2023	Apr. 15, 2022	Jun. 30, 2024	Jun. 30, 2023	Apr. 10, 2024	Dec. 31, 2023
General and Administration Expenses [Member]
Equity Incentive Plan [Abstract]
Compensation cost						$ 1,459	$ 819
Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Unrecognized compensation cost						$ 3,493			$ 1,808
Average period to recognize compensation cost						1 year 1 month 28 days
Series C Preferred Stock [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)					1,982
Shares reserved for issuance (in shares)						1,354
Unvested awards outstanding (in shares)						4,998
Series C Preferred Stock [Member] | Executive Management and Non-Executive Directors [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)			3,332
Fair value of awards granted			$ 3,144
Vesting period						2 years
Series C Preferred Stock [Member] | Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)			3,332	3,332
Discount factor						9.30%
Risk-free rate						4.25%
Representative beta						0.8
Equity market average return						10.50%
Awards vested (in shares)	991	1,666
Unvested awards outstanding (in shares)						4,998			4,323
Common Stock [Member] | Maximum [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized to be delivered pursuant to awards granted (in shares)								2,000,000